Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2014		Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.001	[1]	$ 0.001
Common stock, shares authorized	500,000,000	[1]	500,000,000
Common stock, shares issued	279,475,332	[1]	116,339,293
Common stock, shares outstanding	279,475,332	[1]	116,339,293
Series C Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Convertible redeemable preferred stock, shares issued	0		87
Convertible redeemable preferred stock, shares outstanding	0		87
Series D Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Convertible redeemable preferred stock, shares issued	0		860
Convertible redeemable preferred stock, shares outstanding	0		860
Series B Preferred Stock [Member]
Series B convertible redeemable preferred stock par value (in Dollars per share)	$ 0.001		$ 0.001
Series B convertible redeemable preferred stock shares issued	0		467
Series B convertible redeemable preferred stock shares outstanding	0		467

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.